Shareholders' equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Shareholders' equity
Shareholders’ equity

Authorized capital

The Company is authorized to issue to 500,000,000 shares, consisting of 420,000,000 Class A shares and 80,000,000 Class B shares of no par value each.

Issued and outstanding capital

At December 31, 2015, the Company had 210,538,896 shares issued and outstanding with no par value, consisting of 130,538,896 class A shares and 80,000,000 class B shares.

During fiscal years 2018, 2017 and 2016, the Company issued 520,565, 361,284 and 172,328 Class A shares, respectively, in connection with the partial vesting of restricted share units under the 2011 Equity Incentive Plan.

On May 22, 2018, The Board of Directors approved the adoption of a share repurchase program, pursuant to which the Company may repurchase from time to time up to $60,000 of issued and outstanding Class A shares of no par value of the Company (“The Repurchase Program”).

The Repurchase Program began on May 22, 2018 and will expire at the close of business on May 22, 2019. However, it could terminate prior to such date.

As of December 31, 2018, the Company purchased 6,360,826 shares amounting to $46,035.

Therefore, at December 31, 2018, 2017 and 2016 the Company had 211,593,073; 211,072,508 and 210,711,224 shares issued with no par value, consisting of 131,593,073; 131,072,508 and 130,711,224 Class A shares, respectively, and 80,000,000 for Class B shares for each year.

Rights, privileges and obligations

Holders of Class A shares are entitled to one vote per share and holders of Class B shares are entitled to five votes per share. Except with respect to voting, the rights, privileges and obligations of the Class A shares and Class B shares are pari passu in all respects, including with respect to dividends and rights upon liquidation of the Company.

Distribution of dividends

The Company can only make distributions to the extent that immediately following the distribution, its assets exceed its liabilities and the Company is able to pay its debts as they become due.

On March 20, 2018, the Company approved a dividend distribution to all Class A and Class B shareholders of $0.10 per share, to be paid in two equal installments of $0.05 per share on April 5, 2018 and October 5, 2018, amounting to $20,937. During fiscal years 2017 and 2016, the Company did not declare a dividend distribution to its shareholders.

Accumulated other comprehensive loss

The following table sets forth information with respect to the components of “Accumulated other comprehensive loss” as of December 31, 2018 and their related activity during the three-years in the period then ended:

	Foreign currency translation	Cash flow hedges	Post-employment benefits (i)	Total Accumulated other comprehensive loss
Balances at December 31, 2015	$(431,190)	$7,876	$(949)	$(424,263)
Other comprehensive loss before reclassifications	(9,891)	(18,813)	(310)	(29,014)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	—	11,242	386	11,628
Net current-period other comprehensive (loss) income	(9,891)	(7,571)	76	(17,386)
Balances at December 31, 2016	(441,081)	305	(873)	(441,649)
Other comprehensive income (loss) before reclassifications	4,800	6,462	(938)	10,324
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	—	1,592	386	1,978
Net current-period other comprehensive income (loss)	4,800	8,054	(552)	12,302
Balances at December 31, 2017	(436,281)	8,359	(1,425)	(429,347)
Other comprehensive (loss) income before reclassifications	(62,996)	13,888	(418)	(49,526)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement income	—	(23,887)	494	(23,393)
Net current-period other comprehensive (loss) income	(62,996)	(9,999)	76	(72,919)
Balances at December 31, 2018	$(499,277)	$(1,640)	$(1,349)	$(502,266)

(i)
Mainly related to a post-employment benefit in Venezuela established by the Organic Law of Labor and Workers (known as “LOTTT”, its Spanish acronym) in 2012. This benefit provides a payment of 30 days of salary per year of employment tenure based on the last wage earned to all workers who leave the job for any reason. The term of service to calculate the post-employment payment of active workers run retroactively since June 19, 1997. The Company obtains an actuarial valuation to measure the post-employment benefit obligation, using the projected unit credit actuarial method and measures this benefit in accordance with ASC 715-30, similar to pension benefit.